Employee benefits (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee benefits [Line Items]
Opening balance	$ (28,233)	$ (27,445)
Current cost of service	0	0	$ (2)
Interest cost	336	319	359
Actuarial gain/loss	984	63	556
Benefits paid during the year	391	480	347
Balance	(27,814)	(28,233)	(27,445)
Staff severance indemnities [Member]
Employee benefits [Line Items]
Opening balance	(28,233)	(27,445)	(22,532)
Current cost of service	(2,880)	(1,529)	(934)
Interest cost	(1,661)	(1,658)	(1,488)
Actuarial gain/loss	(2,514)	(1,617)	(1,144)
Exchange rate difference	2,475	2,710	(2,284)
Benefits paid during the year	$ 4,999	1,306	937
Balance		$ (28,233)	$ (27,445)